Restricted Share Units (Details) - USD ($)	6 Months Ended
	Apr. 30, 2024	Apr. 30, 2023	Apr. 03, 2024	Nov. 06, 2023	Feb. 22, 2023	Feb. 19, 2023	Jan. 16, 2023
Restricted Share Units [Line Items]
Restricted shares units, issued			9,000	45	400	44	161
Fair value consultants	$ 267,346	$ 77,632
RSU's [Member]
Restricted Share Units [Line Items]
Restricted shares units, issued	200,784
Consultants, Directors and Officers [Member] | RSU's [Member]
Restricted Share Units [Line Items]
Restricted shares units, issued	437,765